Intangible assets, net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net
13.	Intangible assets, net
Indefinite-lived and definite-lived intangible assets, net consists of the following:

	As of December 31, 2021	As of December 31, 2020
Indefinite-lived intangible assets:
Trademarks and domains	$13,882	$13,882
Definite-lived intangible assets:
Trademarks and domains	13,423	14,296
Developed technology	101,666	91,107
Licenses	4,916	9,823
Customer relationships	33,311	35,706

Total intangible assets	$167,198	$164,814

Accumulated amortization (1)	(80,583)	(67,266)
Impairment charges	(892)	(1,053)

Total intangible assets, net	$85,723	$96,495

(1)
Accumulated amortization as of December 31, 2021 comprised of $66,356, $7,097 and $7,130 for developed technology, licenses and customer relationships, respectively. Accumulated amortization as of December 31, 2020 comprised of $56,770, $7,751 and $2,745 for developed technology, licenses, and customer relationships, respectively.

The changes in the balance of intangible assets, net as of December 31, 2021 and 2020 consist of the following:

	As of December 31, 2021	As of December 31, 2020
Balance, beginning of year	$96,495	$49,619
Additions	18,823	14,028
Acquisitions (1)	—	52,501
Amortization	(27,288)	(21,699)
Impairment charges	(892)	(1,053)
Foreign currency translation adjustment	(1,415)	3,099

Balance, end of year	$85,723	$96,495

(1)	Acquired intangible assets in 2020 was comprised mainly of customer relationships, trademarks and developed technology.
Amortization expense for the years ended December 31, 2021, 2020 and 2019 was classified as follows:

	For the year ended December 31
	2021	2020	2019
Technology and product development	$18,610	$17,190	$14,198
General and administrative	7,044	3,753	1,523
Selling and marketing	1,634	756	416

Total amortization expense	$27,288	$21,699	$16,137

The estimated future amortization expense related to intangible assets with definite lives as of December 31, 2021, assuming no subsequent impairment of the underlying assets, is as follows:

Year	Amount
2022	$15,577
2023	15,577
2024	15,577
2025	5,783
2026	5,799
2027 and thereafter	13,528

Total	$71,841

Impairment Assessments
Indefinite-lived intangible assets:
Our indefinite-lived intangible assets relate principally to our trademarks Despegar and Decolar.
We perform our annual assessment of possible impairment of indefinite-lived intangible assets as of December 31 of each year, or more frequently if events and circumstances indicate that an impairment may have occurred. In our evaluation of our indefinite-lived intangible assets, we typically first perform a quantitative assessment, and an impairment charge is recorded for the excess of the carrying value of indefinite-lived intangible assets over their fair value, if necessary. We base our measurement of fair value of our trade name and trademarks, classified as Level 3 measurements, using the relief-from-royalty method, which includes unobservable inputs, including projected revenues and royalty rates of 2.0% and 2.5%.
We had no impairments of indefinite-lived intangible assets as of any of the years presented.
Definite-lived intangible assets:
In addition, due to the
COVID-19
impact, we concluded that sufficient indicators existed to require us to perform impairment testing of certain of our definite-lived intangible assets. During 2021, we recognized impairment charges of $892 related to certain customer relationship assets related to Best Day in Mexico and Viajes Falabella in Peru. During 2020, we recognized impairment charges of $1,053 related to customer relationship assets. The assets, classified as Level 3 measurements, were written down based on valuation using the Income Approach, specifically the Multi-Period Excess Earnings Method, which includes unobservable inputs, including projected revenues, costs and expenses, contributory asset charges (i.e., fixed assets, working capital and assembled workforce), and discount rate.
There were no impairment charges to any other definite-lived intangible asset in any of the years presented.
The full duration and total impact of
COVID-19
remains uncertain and it is difficult to predict how the recovery will unfold for global economies, the travel industry or our business. As a result, we may continue to record impairment charges in the future due to the potential long-term economic impact and near-term financial impacts of the
COVID-19
pandemic.